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            SUPPLEMENT DATED JUNE 18, 2001 TO THE PROSPECTUSES OF

 MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND Dated September 29, 2000
  MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 29, 2000
    MORGAN STANLEY DEAN WITTER ALL STAR GROWTH FUND Dated December 8, 2000
            MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
                           Dated February 28, 2001
     MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated March 12, 2001 MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated March 12, 2001
      MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
                           Dated February 28, 2001
          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                           Dated February 28, 2001
             MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
                           Dated December 29, 2000
   MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND "Best Ideas Portfolio"
                             Dated July 31, 2000
           MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
                           Dated November 30, 2000
        MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                           Dated November 29, 2000
  MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated January 8, 2001
          MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
                             Dated April 30, 2001
          MORGAN STANLEY DEAN WITTER EQUITY FUND Dated July 31, 2000
             MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
                           Dated December 29, 2000
 MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 12, 2001
   MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 31, 2000
       MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 30, 2000
         MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                              Dated May 31, 2001
    MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated April 30, 2001
          MORGAN STANLEY DEAN WITTER GROWTH FUND Dated May 29, 2001
   MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST Dated January 30, 2001 MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 29, 2000
 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 31, 2000
    MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 30, 2000
        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated May 30, 2001
          MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                            Dated October 31, 2000
    MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated December 29, 2000 MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 31, 2000
          MORGAN STANLEY DEAN WITTER INTERNATIONAL VALUE EQUITY FUND
                             Dated March 1, 2001
          MORGAN STANLEY DEAN WITTER JAPAN FUND Dated July 31, 2000
            MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND
                             Dated March 30, 2001
  MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST Dated May 31, 2001
   MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC. Dated October 23, 2000
    MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 31, 2000 MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated January 31, 2001
        MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                           Dated February 28, 2001

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           MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT
                     SECURITIES INC. Dated April 30, 2001
     MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND Dated July 19, 2000
       MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
                           Dated February 28, 2001
           MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
                           Dated February 27, 2001
  MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 29, 2000
      MORGAN STANLEY DEAN WITTER NORTH AMERICAN GOVERNMENT INCOME TRUST
                           Dated December 29, 2000
 MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC. Dated December 29, 2000
    MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST Dated December 27, 2000
      MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated January 31, 2001 MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 31, 2000 MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated April 30, 2001
        MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
                           Dated February 28, 2001
          MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
                             Dated July 31, 2000
    MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated April 30, 2001 MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 29, 2000
     MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 29, 2000
            MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
                           Dated February 28, 2001
            MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
                           Dated February 28, 2001
  MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND Dated October 30, 2000
       MORGAN STANLEY DEAN WITTER TECHNOLOGY FUND Dated August 17, 2000 MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated September 29, 2000
    MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 2000
        MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
                             Dated March 26, 2001
         MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                           Dated February 12, 2001
        MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated March 1, 2001
        MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 2000
         MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES/EQUITY
                       PORTFOLIO Dated August 31, 2000

   AS OF JUNE 18, 2001, THE MORGAN STANLEY DEAN WITTER FUNDS ARE RENAMED THE "MORGAN STANLEY FUNDS." All references in the current Prospectuses to the "Morgan Stanley Dean Witter Funds" or the "Morgan Stanley Dean Witter Family of Funds" apply to the Morgan Stanley Funds.

   AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER ADVISORS INC., THE FUNDS' INVESTMENT MANAGER OR INVESTMENT ADVISOR, IS RENAMED MORGAN STANLEY INVESTMENT ADVISORS INC. All references in the current Prospectuses to "Morgan Stanley Dean Witter Advisors Inc.," "the Investment Manager," "the Investment Advisor" or "MSDW Advisors" apply to Morgan Stanley Investment Advisors Inc.

   AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., A SUBSIDIARY OF MORGAN STANLEY DEAN WITTER ADVISORS INC. THAT PERFORMS CERTAIN ADMINISTRATIVE SERVICES FOR EACH FUND, IS RENAMED MORGAN STANLEY SERVICES COMPANY INC. All references in the current Prospectuses to "Morgan Stanley Dean Witter Services Company Inc." or "MSDW Services" apply to Morgan Stanley Services Company Inc.

   AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER DISTRIBUTORS INC., THE DISTRIBUTOR OF EACH FUND (OTHER THAN MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND), IS RENAMED MORGAN STANLEY DISTRIBUTORS INC. All references in the current Prospectuses to "Morgan Stanley Dean Witter Distributors Inc.," "MSDW Distributors" or "the Distributor" apply to Morgan Stanley Distributors Inc.

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   ON MAY 1, 2001, MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC., THE
SUB-ADVISOR OF MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC., MORGAN STANLEY DEAN WITTER GROWTH FUND, MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND, MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND, MORGAN STANLEY DEAN WITTER JAPAN FUND, MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC., MORGAN STANLEY DEAN WITTER REAL ESTATE FUND, MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND AND MORGAN STANLEY DEAN WITTER TECHNOLOGY FUND, WAS RENAMED MORGAN STANLEY INVESTMENT MANAGEMENT INC. All references in the current Prospectuses of those Funds to "Morgan Stanley Dean Witter Investment Management Inc." or "the Sub-Advisor" apply to Morgan Stanley Investment Management Inc.

   AS OF JUNE 18, 2001, THE WORDS "DEAN WITTER" ARE DELETED FROM THE NAMES OF ALL OF THE ABOVE-MENTIONED FUNDS.